Land Use Rights (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Finite-Lived Intangible Assets [Line Items]
Cost	$ 49,591	300,207	358,585
Less: Accumulated amortization	(4,586)	(27,763)	(23,538)
Land use rights - net	$ 45,005	272,444	335,047